Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
Summary of Provisions

		Self-insurance	Other	Total
Balance at December 31, 2022		96,251	79,388	175,639
Additions through business combinations	5	16,364	3,555	19,919
Provisions made during the year		159,276	12,937	172,213
Provisions used during the year		(129,089)	(52,637)	(181,726)
Provisions reversed during the year		(16,705)	(7,080)	(23,785)
Unwind of discount on long-term provisions		(2,666)	-	(2,666)
Effect of movements in exchange rates		214	92	306
Balance at December 31, 2023		123,645	36,255	159,900
Additions through business combinations	5	51,813	6,110	57,923
Provisions made during the year		141,645	32,704	174,349
Provisions used during the year		(104,716)	(40,188)	(144,904)
Provisions reversed during the year		(14,553)	(1,370)	(15,923)
Unwind of discount on long-term provisions		(550)	-	(550)
Effect of movements in exchange rates		(938)	(174)	(1,112)
Balance at December 31, 2024		196,346	33,337	229,683

As at December 31, 2024
Current provisions		71,894	15,678	87,572
Non-current provisions		124,452	17,659	142,111
		196,346	33,337	229,683

As at December 31, 2023
Current provisions		46,940	19,625	66,565
Non-current provisions		76,705	16,630	93,335
		123,645	36,255	159,900